Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Reconciliation of Common Shares Outstanding

The following is a tabular reconciliation of common shares outstanding for the years ended December 31, 2018 and 2017, respectively.

	Year ended December 31,
	2018	2017
Common Shares outstanding at January 1,	19,429,848	16,085,851
Issued for cash	3,699,997	3,200,000
Exercise of common share options	135,888	136,666
Vesting of RSUs	93,244	7,331

Common shares outstanding at December 31,	23,358,977	19,429,848

Summary of Inputs Used in the Measurement of the Fair Values and the Related Fair Values at the Grant Dates

The inputs used in the measurement of the fair values and the related fair values at the grant dates for the options granted during the respective years were as follows:

	Year ended December 31,
	2018		2017		2016
	Key Management Personnel	All Other Employees	Key Management Personnel	All Other Employees	Key Management Personnel	All Other Employees
Fair value	€6.82 – €12.27	€7.74 – €13.32	€9.04 – €16.10	€8.94 – €18.02	€9.97 – €11.03	€5.74 – €5.79
Share price	€13.01 – €19.90	€12.29 – €21.02	€17.08 – €24.54	€13.71 – €27.47	€15.24 – €16.85	€8.46 – €8.87
Exercise price	€13.01 – €19.90	€12.29 – €21.02	€17.08 – €24.54	€13.71 – €27.47	€15.24 – €16.85	€8.46 – €8.87
Expected volatility (weighted-average)	94.71%	92.16%	95.05%	94.88%	95.30%	97.15%
Expected life	10 years	10 years	10 years	10 years	10 years	8 – 10 years
Expected dividends	0%	0%	0%	0%	0%	0%
Risk-free interest rate	2.79% – 3.20%	2.83% – 3.10%	2.29% – 2.51%	2.24% – 2.62%	1.84% – 1.86%	0.10% – 1.87%

Summary of Reconciliation of Outstanding Share Options

The number of share options and the weighted average exercise prices of share options granted were as follows for the respective years:

	2018		2017		2016
	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options
	(€)		(€)		(€)
Outstanding at January 1	13.99	2,213,985	8.69	1,394,844	5.35	953,689
Forfeited during the year	14.48	(38,874)	17.27	(58,164)	6.07	(31,351)
Expired during the year	11.00	(31,629)	8.67	(762)	11.95	(5,454)
Exercised during the year	6.80	(135,888)	2.24	(136,666)	1.93	(18,283)
Granted during the year	14.96	625,445	19.88	1,014,733	14.74	496,243

Outstanding at December 31	14.62	2,633,039	13.99	2,213,985	8.69	1,394,844

Exercisable at December 31		1,275,669		687,070		418,453

Summary of Number of Share Options Outstanding

The number of share options outstanding, by group of employees, was as follows:

	December 31,
Group of employees entitled	2018	2017	2016
Key management personnel	2,148,744	1,777,437	1,302,417
All other employees	484,295	436,548	92,427

	2,633,039	2,213,985	1,394,844

Summary of Reconciliation of RSU's

During 2017, the Company granted RSUs to Key Management Personnel. The following table summarizes the Company’s RSU’s activity:

	Year ended December 31,
	2018		2017
	Weighted average grant date fair value	Number	Weighted average grant date fair value	Number
Unvested at January 1	€20.03	194,546	€—	—
Forfeited during the year	—	—	€20.03	(12,219)
Expired during the year	—	—	—	—
Vested during the year	€20.03	(93,244)	€20.03	(7,331)
Granted during the year	—	—	€20.03	214,096

Unvested at December 31	€20.03	101,302	€20.03	194,546